Income Taxes - Components of Current and Non-Current Deferred Income Tax Assets/(Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 348	$ 415
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues / costs	29	30
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	37
Total deferred tax assets, gross	1,270	1,273
Valuation allowances	(248)	(193)
Deferred tax assets, net of valuation allowances	1,022	1,080
Intangible assets	(1,661)	(1,723)
Fixed asset depreciation	(21)	(4)
Financial instruments	(50)	(53)
Deferred revenues / costs
Computer software	(69)	(43)
Total deferred income tax liabilities	(1,801)	(1,823)
Net deferred tax liability	(779)	(743)
Deferred income taxes, current	57	55
Deferred income taxes, non-current	(836)	(798)
Total	$ (779)	$ (743)